PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2022
PROPERTY, PLANT AND EQUIPMENT
Schedule of property and equipment

								Battery Material
							Mine under	Demonstration Plant
	Land	Buildings	Equipment	Computers	Furniture	Rolling stock	construction [1]	under construction [1]	Total
	$	$	$	$	$	$	$	$	$
COST
Balance as at January 1, 2022	2,412	2,791	163	141	25	53	18,032	18,886	42,503
Additions	43	15	248	—	—	50	19,753	5,687	25,796
Transfers	—	461	9,402	—	93	26	—	(9,982)	—
Write-Off/Disposals	—	—	—	—	—	(1)	—	—	(1)
Balance as at December 31, 2022	2,455	3,267	9,813	141	118	128	37,785	14,591	68,298
ACCUMULATED DEPRECIATION
Balance as at January 1, 2022	—	330	19	25	11	15	—	—	400
Depreciation	—	221	3,459	47	14	23	—	—	3,764
Write-Off/Disposals	—	—	—	—	—	(1)	—	—	(1)
Balance as at December 31, 2022	—	551	3,478	72	25	37	—	—	4,163
Net book value as at December 31, 2022	2,455	2,716	6,335	69	93	91	37,785	14,591	64,135

								Battery Material
							Mine under	Demonstration Plant
	Land	Buildings	Equipment	Computers	Furniture	Rolling stock	construction [1]	under construction [1]	Total
	$	$	$	$	$	$	$	$	$
COST
Balance as at January 1, 2021	507	2,642	—	56	70	24	—	1,206	4,505
Additions	1,905	149	163	132	—	29	18,032	17,680	38,090
Write-Off/Disposals	—	—	—	(47)	(45)	—	—	—	(92)
Balance as at December 31, 2021	2,412	2,791	163	141	25	53	18,032	18,886	42,503
ACCUMULATED DEPRECIATION
Balance as at January 1, 2021	—	219	—	39	32	8	—	—	298
Depreciation	—	111	19	30	22	7	—	—	189
Write-Off/Disposals	—	—	—	(44)	(43)	—	—	—	(87)
Balance as at December 31, 2021	—	330	19	25	11	15	—	—	400
Net book value as at December 31, 2021	2,412	2,461	144	116	14	38	18,032	18,886	42,103

[1] Assets under construction are not being depreciated as they are not in the condition necessary to be capable of being operated in the manner intended by management.